Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ (7,584)	$ 9,994	$ 6,280
Net periodic benefit (credit) cost	(7,390)	10,257	7,288
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,321	1,216	1,186
Interest cost on projected benefit obligation	2,429	2,800	2,958
Expected return on assets	(3,312)	(3,520)	(3,690)
Amortization of prior service cost (credit)	(94)	(15)	(15)
Actuarial (gain) loss	(5,013)	5,206	4,498
Net periodic benefit (credit) cost	(4,669)	5,687	4,937
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	352	336	362
Interest cost on projected benefit obligation	1,532	1,725	2,051
Expected return on assets	(706)	(811)	(1,040)
Amortization of prior service cost (credit)	(1,161)	(927)	(694)
Actuarial (gain) loss	(2,738)	4,247	1,672
Net periodic benefit (credit) cost	(2,721)	4,570	2,351
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	9	10	14
Interest cost on projected benefit obligation	101	116	126
Amortization of prior service cost (credit)	0	0	2
Actuarial (gain) loss	(106)	230	81
Net periodic benefit (credit) cost	$ 4	$ 356	$ 223